DEBT (Tables)	6 Months Ended
Jun. 30, 2020
Debt Disclosure [Abstract]
Schedule of Debt
Debt at June 30, 2020 and December 31, 2019 is summarized as follows:

(in thousands of $)	2020	2019
$155.3 million term loan	148,878	155,355
$93.75 million term loan	87,176	90,463
$131.79 million term loan	119,954	125,872
$420.0 million term loan	324,841	320,159
$425.0 million term loan	310,177	322,502
$120.0 million term loan	103,729	107,797
U.S. dollar denominated floating rate debt	1,094,755	1,122,148
Deferred charges	(7,020)	(8,278)
Total debt	1,087,735	1,113,870
Less: current portion	(379,312)	(87,787)
Total	708,423	1,026,083

Movements during the six months ended June 30, 2020 are summarized as follows:

(in thousands of $)	Floating rate debt	Fixed rate debt	Deferred charges	Total
Balance at December 31, 2019	1,122,148	—	(8,278)	1,113,870
Loan draw downs	18,000	—	—	18,000
Loan repayments	(45,393)	—	—	(45,393)
Amortization of capitalized fees and expenses	—	—	1,258	1,258
Balance at June 30, 2020	1,094,755	—	(7,020)	1,087,735

Schedule of Maturities of Long-term Debt
The total outstanding debt at June 30, 2020 is repayable as follows:

(in thousands of $)
2020 (remaining six months)	46,894
2021	366,987
2022	70,636
2023	288,750
2024	254,369
Thereafter	67,119
Total	1,094,755
Deferred charges	(7,020)
Balance at June 30, 2020	1,087,735